Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of reconciliation of changes in intangible assets

				2025
	Goodwill (i)	Rights to use natural resources	Others	Total
Balance at the beginning of the year	305,397	507,491	21,799	834,687
Cost	316,087	1,810,609	49,896	2,176,592
Accumulated amortization and impairment	(10,690)	(1,303,118)	(28,097)	(1,341,905)
Balance at the beginning of the year	305,397	507,491	21,799	834,687
Additions	-	-	1,994	1,994
Disposals and write-offs	-	-	(1)	(1)
Amortization	-	(48,122)	(3,627)	(51,749)
Impairment reversal of long-lived assets	-	83,817	26	83,843
Foreign exchange effects	811	6,844	2,523	10,178
Effect of new subsidiary acquisition	-	-	7	7
Transfers	-	(1,184)	153	(1,031)
Balance at the end of year	306,208	548,846	22,874	877,928
Cost	318,239	1,844,122	51,630	2,213,991
Accumulated amortization and impairment	(12,031)	(1,295,276)	(28,756)	(1,336,063)
Balance at the end of year	306,208	548,846	22,874	877,928

Average annual depreciation rates %	-	UoP	5
				2024
	Goodwill (i)	Rights to use natural resources	Others	Total
Balance at the beginning of the year	307,112	579,551	22,616	909,279
Cost	630,787	1,859,147	53,865	2,543,799
Accumulated amortization and impairment	(323,675)	(1,279,596)	(31,249)	(1,634,520)
Balance at the beginning of the year	307,112	579,551	22,616	909,279
Additions	-	-	5,748	5,748
Disposals and write-offs	-	(226)	(116)	(342)
Amortization	-	(65,710)	(2,435)	(68,145)
Impairment reversal of long-lived assets	-	9,534	-	9,534
Foreign exchange effects	(1,715)	(15,433)	(5,152)	(22,300)
Transfers	-	(225)	1,138	913
Balance at the end of year	305,397	507,491	21,799	834,687
Cost	316,087	1,810,609	49,896	2,176,592
Accumulated amortization and impairment	(10,690)	(1,303,118)	(28,097)	(1,341,905)
Balance at the end of year	305,397	507,491	21,799	834,687

Average annual depreciation rates %	-	UoP	5

(i) As of December 31, 2025, the Company’s recognized goodwill balances were as follows: USD 95,411 (2024 - USD 95,087) allocated to Cajamarquilla CGU, USD 4,374 (2023 - USD 3,887) allocated to Juiz de Fora, and USD 206,423 (2024 - USD 206,423) allocated to the Mining Peru group of CGUs.